Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	West Pharmaceutical Services, Inc.
Entity Central Index Key	0000105770
Amendment Flag	false